Pension and Postretirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Pension and Postretirement Benefits

Note 5:   Pension and Postretirement Benefits

The Company has a noncontributory defined benefit pension plan covering most employees. The plan provides defined benefits based on years of service and final average salary. On May 14, 2012, the Company informed its employees of its decision to freeze participation and benefit accruals under the plan, primarily to reduce some of the volatility in earnings that can accompany the maintenance of a defined benefit plan.  The plan was frozen on June 30, 2012.  Compensation earned by employees up to June 30, 2012 is used for purposes of calculating benefits under the plan but there are no future benefit accruals after this date.  Participants as of June 30, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. In addition, the Company provides certain health and life insurance benefits for a limited number of eligible retired employees.  The healthcare plan is contributory with participants’ contributions adjusted annually; the life insurance plan is noncontributory.  Employees with less than 14 years of service as of January 1, 1995, are not eligible for the health and life insurance retirement benefits.

The composition of net periodic pension plan and postretirement plan costs for the indicated periods is as follows:

	Pension Benefits		Postretirement Benefits		Pension Benefits		Postretirement Benefits
	For the three months ended June 30,				For the six months ended June 30,
(In thousands)	2020	2019	2020	2019	2020	2019	2020	2019
Service cost	$-	$-	$-	$-	$-	$-	$-	$-
Interest cost	117	123	3	5	233	247	8	11
Expected return on plan assets	(274)	(233)	-	-	(547)	(467)	-	-
Amortization of prior service credits	-	-	(1)	(1)	-	-	(2)	(2)
Amortization of net losses	57	82	3	3	114	164	5	6
Net periodic benefit plan (benefit) cost	$(100)	$(28)	$5	$7	$(200)	$(56)	$11	$15

The Company will evaluate the need for further contributions to the defined benefit pension plan during 2020.  The prepaid pension asset is recorded in other assets on the statement of condition as of June 30, 2020 and December 31, 2019.

NOTE 14: Employee Benefits and Deferred Compensation and Supplemental Retirement Plans

The Company has a noncontributory defined benefit pension plan covering substantially all employees. The plan provides defined benefits based on years of service and final average salary. On May 14, 2012, the Company informed its employees of its decision to freeze participation and benefit accruals under the plan, primarily to reduce some of the volatility in earnings that can accompany the maintenance of a defined benefit plan.  The plan was frozen on June 30, 2012.  Compensation earned by employees up to June 30, 2012 is used for purposes of calculating benefits under the plan but there will be no future benefit accruals after this date.  Participants as of June 30, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. In addition, the Company provides certain health and life insurance benefits for a limited number of eligible retired employees.  The healthcare plan is contributory with participants’ contributions adjusted annually; the life insurance plan is noncontributory.  Employees with less than 14 years of service as of January 1, 1995, are not eligible for the health and life insurance retirement benefits.

The following tables set forth the changes in the plans’ benefit obligations, fair value of plan assets and the plans’ funded status as of December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Change in benefit obligations:
Benefit obligations at beginning of year	$10,095	$10,469	$454	$481
Service cost	-	-	-	-
Interest cost	494	473	22	21
Plan participants' contribution	-	-	8	9
Actuarial loss (gain)	1,558	(581)	(27)	(16)
Benefits paid	(255)	(266)	(43)	(41)
Benefit obligations at end of year	11,892	10,095	414	454
Change in plan assets:
Fair value of plan assets at beginning of year	14,522	14,956	-	-
Actual return on plan assets	2,718	(993)	-	-
Benefits paid	(255)	(266)	(43)	(41)
Plan participants' contribution	-	-	8	9
Employer contributions	-	825	35	32
Fair value of plan assets at end of year	16,985	14,522	-	-
Funded (unfunded) status - asset (liability)	$5,093	$4,427	$(414)	$(454)

The funded status of the pension was recorded within other assets on the statement of condition.  The unfunded status of the postretirement plan is recorded within other liabilities on the statement of condition.

Amounts recognized in accumulated other comprehensive loss as of December 31 are as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Net loss	$3,557	$4,112	$117	$151
Tax Effect	929	1,074	31	40
	$2,628	$3,038	$86	$111

Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of assets are amortized over the average remaining service period of active participants.

The Company utilized the actual projected cash flows of the participants in both plans for the years ended December 31, 2019 and December 31, 2018.  The following points address the approach taken.

1.

An analysis of the defined benefit pension plan’s expected future cash flows and high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits yielded a single discount rate of 3.97% at December 31, 2019.

2.

An analysis of the postretirement health plan’s expected future cash flows and high-quality fixed-income investments currently available and expected to be available during the period to maturity of the retiree medical benefits yielded a single discount rate of 3.97% at December 31, 2019.

3.

Each discount rate was developed by matching the expected future cash flows of the Bank to high quality bonds.  Every bond considered has earned ratings of at least AA by Fitch Group, AA by Standard & Poor’s, or Aa2 by Moody’s Investor Services.

The accumulated benefit obligation for the defined benefit pension plan was $11.9 million and $10.1 million at December 31, 2019 and 2018, respectively.  The postretirement plan had an accumulated benefit obligation of $414,000 and $454,000 at December 31, 2019 and 2018, respectively.

The significant assumptions used in determining the benefit obligations as of December 31, are as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2019	2018
Weighted average discount rate	3.97%	4.97%	3.97%	4.97%
Rate of increase in future compensation levels	-	-	-	-

Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement health care plan.   The annual rates of increase in the per capita cost of covered medical and prescription drug benefits for future years were assumed to be 4.50% for 2020, gradually decreasing to 4.20% in 2023 and remain at that level thereafter.

The composition of the net periodic benefit plan (benefit) cost for the years ended December 31 is as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Service cost	$-	$-	$-	$-
Interest cost	494	473	22	21
Expected return on plan assets	(934)	(1,037)	-	-
Amortization of transition obligation	-	-	-	-
Amortization of net losses	328	164	12	13
Amortization of unrecognized past service liability	-	-	(5)	(5)
Net periodic benefit plan (benefit) cost	$(112)	$(400)	$29	$29

The significant assumptions used in determining the net periodic benefit plan cost for years ended December 31, were as follows:

	Pension Benefits		Postretirement Benefits
	2019	2018	2019	2018
Weighted average discount rate	3.97%	4.97%	3.97%	4.97%
Expected long term rate of return on plan assets	6.50%	6.50%	-	-
Rate of increase in future compensation levels	-	-	-	-

The long term rate of return on assets assumption was set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the plan’s target allocation of asset classes.  Equities and fixed income securities were assumed to earn real rates of return in the ranges of 6.0%-8.0% and 3.0%-5.0%, respectively.  The long-term inflation rate was estimated to be 2.5%.  When these overall return expectations are applied to the plan’s target allocation, the expected rate of return was determined to be in the range of 5.0% to 7.0%.  Management chose to use a 6.5% expected long-term rate of return in 2019 and a 6.5% expected long-term rate of return in 2020 reflecting current economic conditions and expected rates of return.  Based on the $17.0 million fair value of plan assets at December 31, 2019, each 50 basis point decrease in the expected long-term rate of return would reduce after tax net income at 2020 expected marginal tax rate of 21.0% by approximately $67,000.

The estimated net actuarial loss that will be amortized from accumulated other comprehensive loss into net periodic benefit plan income during 2020 is $228,000.  The estimated amortization of the unrecognized transition obligation and actuarial loss for the postretirement health plan in 2020 is $10,000.  The expected net periodic benefit plan benefit for 2020 is estimated to be $379,000 for both retirement plans in aggregate.

Plan assets are invested in three diversified investment portfolios of the Pentegra Retirement Trust (the “Trust”, formerly known as RSI Retirement Trust), a private placement investment fund.  The Trust has been given discretion by the Plan Sponsor to determine the appropriate strategic asset allocation versus plan liabilities, as governed by the Trust’s Investment Policy Statement.  The Plan is structured to utilize a Total Return approach which seeks to fund the current and future liabilities of the Plan via long-term growth in assets.

The Plan’s asset allocation targets to hold 48% of assets in equity securities via investment in the Long-Term Growth – Equity Portfolio (‘LTGE’), 16% in intermediate-term investment grade bonds via investment in the Long-Term Growth – Fixed-Income Portfolio (‘LTGFI’), 35% in long duration bonds via the Liability Focused Fixed-Income Portfolio (‘LFFI’),  and 1% in a cash equivalents portfolio (for liquidity).

LTGE is a diversified portfolio that invests in a number of actively and passively managed equity-focused mutual funds and collective investment trusts.  The Portfolio holds a diversified mix of equity funds in order to gain exposure to the U.S. and non-U.S. equity markets.  LTGFI is a diversified portfolio that invests in a number of fixed-income mutual funds and collective investment trusts.  The Portfolio invests primarily in intermediate-term bond funds with a focus on Core Plus fixed-income investment approaches.  LFFI is a diversified high quality fixed-income portfolio that currently invests in passively managed collective investment trusts that hold long duration bonds.

The investment objectives, investment strategies and risk of each of the daily valued and unitized Portfolios and the funds held within the Portfolios are detailed in the Private Placement Memorandum and the Trust’s Investment Policy Statement.

The overall long-term investment objectives are to maintain plan assets at a level that will sufficiently cover long-term obligations and to generate a return on plan assets that will meet or exceed the rate at which long-term obligations will grow.  The LTGE and LTGFI Portfolios are designed to provide long-term growth of equity and fixed-income assets with the objective of achieving an investment return in excess of the cost of funding the active life, deferred vested, and all 30-year term and longer obligations of retired lives in the Trust.  The LFFI Portfolio is designed to fund the Trust’s estimated retired lives class of liabilities for 30 years.  The ALT Strategy is designed to add diversification via the addition of relatively low correlation assets.  Risk/volatility is further managed by the distinct investment objectives of each of the Trust’s Portfolios.

Pension plan assets measured at fair value are summarized below:

	At December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Asset Category:
Mutual Funds - Equity
Large-cap value (a)	$-	$1,432	$-	$1,432
Large-cap Growth (b)	-	1,470	-	1,470
Large-cap Core (c)	-	1,075	-	1,075
Mid-cap Value (d)	-	307	-	307
Mid-cap Growth (e)	-	328	-	328
Mid-cap Core (f)	-	314	-	314
Small-cap Value (g)	-	220	-	220
Small-cap Growth (h)	-	466	-	466
Small-cap Core (i)	-	211	-	211
International Equity (j)	-	1,733	-	1,733
Equity -Total	-	7,556	-	7,556
Fixed Income Funds
Fixed Income - US Core (k)	-	2,356	-	2,356
Intermediate Duration (l)	-	3,708	-	3,708
Long Duration (m)	-	3,084	-	3,084
Fixed Income-Total	-	9,148	-	9,148
Company Common Stock	-	-	-	-
Cash Equivalents-Money market*	48	233	-	281
Total	$48	$16,937	$-	$16,985

	At December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Asset Category:
Mutual Funds - Equity
Large-cap value (a)	$-	$1,132	$-	$1,132
Large-cap Growth (b)	-	1,157	-	1,157
Large-cap Core (c)	-	821	-	821
Mid-cap Value (d)	-	242	-	242
Mid-cap Growth (e)	-	247	-	247
Mid-cap Core (f)	-	250	-	250
Small-cap Value (g)	-	193	-	193
Small-cap Growth (h)	-	337	-	337
Small-cap Core (i)	-	189	-	189
International Equity (j)	-	1,409	-	1,409
Equity -Total	-	5,977	-	5,977
Fixed Income Funds
Fixed Income-US Core (k)	-	2,207	-	2,207
Intermediate Duration (l)	-	3,255	-	3,255
Long Duration (m)	-	2,521	-	2,521
Fixed Income-Total	-	7,983	-	7,983
Company Common Stock	-	-	-	-
Cash Equivalents-Money market*	271	291	-	562
Total	$271	$14,251	$-	$14,522

*Includes cash equivalents investments in equity and fixed income strategies

a)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
b)	This category seeks long-term capital appreciation by investing primarily in large growth companies based in the U.S.
c)	This fund tracks the performance of the S&P 500 index by purchasing the securities represented in the index in approximately the same weightings as the index.
d)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Value Index.
e)	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Growth Index.
f)	This category seeks to track the performance of the S&P Midcap 400 Index.
g)	This category consists of a selection of investments based on the Russell 2000 Value Index.
h)	This category consists of a mutual fund invested in smallcap growth companies along with a fund invested in a selection of investments based on the Russell 2000 Growth Index.
i)

This category consists of a mutual fund investing in readily marketable securities of U.S. companies with market capitalizations within the smallest 10% of the market universe, or smaller than the 1000th largest US company.

j)

This category invests primarily in medium to large non-US companies in developed and emerging markets.  Under normal circumstances, at least 80% of total assets will be invested in equity securities, including common stocks, preferred stocks, and convertible securities.

k)

This category currently includes equal investments in three mutual funds, two of which usually hold at least 80% of fund assets in investment grade fixed income securities, seeking to outperform the Barclays US Aggregate Bond Index while maintaining a similar duration to that index.  The third fund targets investments of 50% or more in mortgage-backed securities guaranteed by the US government and its agencies.

l)

This category consists mostly of a fund which seeks to track the Barclays Capital US Corporate A or Better 5-20 Year, Bullets only Index, along with a diversified mutual fund holding fixed income securities rated A or better.

m)	This category consists of a fund that seeks to approximate the performance of the Barclays Capital US Corporate A or Better, 20+ Year Bullets Only Index over the long term.

For the fiscal year ending December 31, 2020, the Company expects to contribute approximately $36,000 to the postretirement plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid from both retirement plans:

	Pension	Postretirement
(In thousands)	Benefits	Benefits	Total
Years ending December 31:
2020	$320	$36	$356
2021	333	37	370
2022	374	38	412
2023	451	25	476
2024	470	25	495
Years 2025-2029	3,170	118	3,288

The Company also offers a 401(k) plan to its employees.  Contributions to this plan by the Company were $393,000 and $371,000 for 2019 and 2018, respectively.  In addition, the Company made $291,000 and $273,000 of safe harbor contributions to the plan in 2019 and 2018, respectively.

The Company maintains optional deferred compensation plans for its directors and certain executive officers, whereby fees and income normally received are deferred and paid by the Company based upon a payment schedule commencing between the ages of 65 and 70 and continuing monthly for 10 years. At December 31, 2019 and 2018, other liabilities include approximately $2.8 million and $2.7 million, respectively, relating to deferred compensation. Deferred compensation expense for the years ended December 31, 2019 and 2018 amounted to approximately $349,000 and $258,000, respectively.

To assist in the funding of the Company’s benefits under the supplemental executive retirement plan and deferred compensation plans, the Company is the owner of single premium life insurance policies on selected participants.  At December 31, 2019 and 2018, the cash surrender values of these policies were $17.4 million and $16.9 million, respectively.

The Bank adopted a Defined Contribution Supplemental Executive Retirement Plan (the “SERP”), effective January 1, 2014.  The SERP benefits certain key senior executives of the Bank who are selected by the Board to participate, including our Named Executive Officers.  The SERP is intended to provide a benefit from the Bank upon retirement, death, disability or voluntary or involuntary termination of service (other than “for cause”), subject to the requirements of Section 409A of the Internal Revenue Code.  Accordingly, the SERP obligates the Bank to make a contribution to each executive’s account on the last business day of each calendar year.  In addition, the Bank, may, but is not required to, make additional discretionary contributions to the executive’s accounts from time to time.  All executives currently participating in the plan, including the Named Executive Officers, are fully vested in the Bank’s contribution to the plan.  In the event the executive is terminated involuntarily or resigns for good reason within 24 months following a change in control, the Bank is required to make additional annual contributions the lesser of:  (1) three years or (2) the number of years remaining until the executive’s benefit age, subject to potential reduction to avoid an excess parachute payment under Code Section 280G.  In the event of the executive’s death, disability or termination within 24 months after a change in control, the executive’s account will be paid in a lump sum to the executive or his beneficiary, as applicable.  In the event the executive is entitled to a benefit from the SERP due to retirement or other termination of employment, the benefit will be paid either in a lump sum or in 10 annual installments as detailed in his or her participant agreement.  At December 31, 2019 and 2018, other liabilities included $836,000 and $745,000, respectively, accrued under this plan.